Financial risk management - Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Statement Of Lineitems [Line Items]
Trade and other payables	€ 6,685,080	€ 2,490,572
Accrued liabilities	10,890,749	4,270,082
Not later than one year [member]
Statement Of Lineitems [Line Items]
Trade and other payables	6,685,080	2,490,572
Accrued liabilities	10,890,749	4,270,082
Later than one year and not later than five years [member]
Statement Of Lineitems [Line Items]
Trade and other payables	0	0
Accrued liabilities	€ 0	€ 0